Note 14 - Deferred Rent Payable (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2011 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] CNY	Dec. 31, 2011 Land Use Right, Acquired in 2004 [Member] USD ($)
Land Use Rights Acquired, Annual Fee, Payment Description					required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years	required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years
Land use fee, per mu (in Yuan Renminbi)						60
Land use fee per sm					40,000
Land use fee, term					60	60
Land use fee, increase percentage					10.00%	10.00%
Land use fee, terms of price increase					5	5
Increase (Decrease) in Other Deferred Liability	3,178	(13,243)	(13,550)	(13,243)
Other Liabilities, Noncurrent	$ 55,902	$ 58,949			$ 55,902		$ 58,949